Trade and other receivables (Tables)	12 Months Ended
Mar. 31, 2024
Trade and other receivables [abstract]
Schedule of trade and other receivables

	March 31,
	2023	2024
Trade receivables (net of allowance)	2,817,604	4,508,552
Receivables from joint venture (net of allowance) (refer to note 41)	530	-
Refund and other receivable (net of allowance)	52,478	128,691
Total	2,870,612	4,637,243
Contract Assets (refer to note 8)	190,598	-
	190,598	-
Total	3,061,210	4,637,243